VEDDER PRICE P.C.
222 NORTH LASALLE STREET
CHICAGO, ILLINOIS 60601
312-609-7500
FAX: 312-609-5005

CHICAGO • NEW YORK CITY • WASHINGTON, D.C.

October 30, 2009

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Marshall Funds, Inc. Post-Effective Amendment No. 60 under the Securities Act of 1933 and Amendment No. 60 under the Investment Company Act of 1940

File Nos. 033-48907 and 811-58433

To the Commission:

On behalf of Marshall Funds, Inc. (the “Registrant”) we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940 (the “1940 Act”), the Fund’s Post-Effective Amendment No. 60 under the 1933 Act to its Registration Statement on Form N-1A (Post-Effective Amendment No. 60 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Investment Company Act Release No. 28584, Enhanced Disclosure and New Prospectus Delivery Option for Registered Open-End Management Investment Companies. We intend for this Amendment to become effective 60 days after filing.

If you have any questions or comments concerning this filing, please contact the undersigned at (312) 609-7796.

Very truly yours,

/s/ Abigail J. Murray
Abigail J. Murray